Equity Incentive Schemes and Stock Compensation Charges - Outstanding and Exercisable Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	$ 14.80
Maximum Range Exercise Price (USD per share)	231.08
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	14.80
Maximum Range Exercise Price (USD per share)	97.30
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	103.81
Maximum Range Exercise Price (USD per share)	124.00
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	125.74
Maximum Range Exercise Price (USD per share)	147.26
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	159.33
Maximum Range Exercise Price (USD per share)	$ 231.08
Stock Option and Award Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	1,695,460
Weighted Average Remaining Contractual Life	5 years 4 months 20 days
Weighted average exercise price (USD per share)	$ 104.79	$ 108.53	$ 87.80	$ 74.32
Number of Shares (in shares)	989,419
Vested and exercisable at end of period (USD per share)	$ 91.70
Stock Option and Award Plans | Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	638,118
Weighted Average Remaining Contractual Life	3 years 5 months 12 days
Number of Shares (in shares)	605,624
Stock Option and Award Plans | Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	320,310
Weighted Average Remaining Contractual Life	6 years 5 months 26 days
Number of Shares (in shares)	130,920
Stock Option and Award Plans | Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	540,296
Weighted Average Remaining Contractual Life	6 years 6 months 21 days
Number of Shares (in shares)	235,808
Stock Option and Award Plans | Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	196,736
Weighted Average Remaining Contractual Life	6 years 8 months 4 days
Number of Shares (in shares)	17,067